PROPERTY, PLANT AND EQUIPMENT, NET AND MINERAL RIGHTS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Land	$ 6,328,338	$ 6,328,338	$ 0
Real property leased to third parties	3,298,312	3,298,311	3,298,311
Property, plant and equipment for mineral processing	27,644,745	27,644,745	27,644,744
Other property and equipment	5,221,158	4,438,657	4,367,229
Accumulated depreciation	(27,284,196)	(27,146,379)	(26,685,584)
Total property, plant and equipment, net	$ 15,208,357	$ 14,563,672	$ 8,624,700